HOTEL OPERATING COSTS - Schedule of Hotel Operating Costs (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
HOTEL OPERATING COSTS
Rental	¥ 224,536,299	$ 32,554,703	¥ 235,568,383	¥ 118,295,183
Utilities	27,877,272	4,041,825	25,782,913	15,372,385
Personnel cost	74,280,671	10,769,685	82,114,394	46,941,757
Depreciation and amortization	92,797,895	13,454,430	80,575,644	53,850,494
Consumable, food and beverage	41,281,830	5,985,302	69,495,702	43,257,796
Costs of hotel manager of franchised-and-managed hotels	107,852,170	15,637,095	114,779,305	91,664,745
Other costs of franchised-and-managed hotels	14,340,427	2,079,166	26,123,578	22,985,917
Others	11,052,758	1,602,500	16,936,986	9,291,029
Total	¥ 594,019,322	$ 86,124,706	¥ 651,376,905	¥ 401,659,306